UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6041

Central Europe & Russia Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Document: 06-19337-2.da

Page: 6

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS - JULY 31, 2006 (unaudited)

Shares	Description	Value
INVESTMENTS IN RUSSIAN COMMON STOCKS - 53.0%
COMMERCIAL BANKS - 0.7%
3,000	Sberbank	$5,340,000
1,000	Sberbank RF-(GDR) Reg S	204,208
5,544,208
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
117,100	Rostelecom (ADR)	3,528,223
FOOD PRODUCTS - 1.0%
116,319	Lebedyansky*	7,008,220
METALS & MINING - 8.4%
281,000	JSC MMC Norilsk Nickel (ADR)	38,356,500
85,600	Mechel OAO-(GDR) Reg S	1,913,160
416,000	Polyus Gold Co Zao (ADR)	18,512,000
3,500	Vyksa Metallurgical Plant*	3,340,750
62,122,410
MULTI-UTILITIES - 5.0%
503,000	Unified Energy Systems (GDR)	36,970,500
OIL, GAS & CONSUMABLE FUELS - 35.5%
1,400,000	Gazprom	14,560,000
968,000	Lukoil (ADR)	83,925,600
450,000	Novatek Oao-Spons (GDR)	21,060,000
1,725,000	OAO Gazprom (ADR)	71,898,000
650,000	Surgutneftegaz (ADR)	47,840,000
169,300	Tatneft (ADR)	17,183,950
1,143,800	TNK-BP	3,202,640
500,000	Ufimskij NPZ	1,125,000
52,000	Vostok Nafta Investment (SDR)*	3,247,027
264,042,217
PERSONAL PRODUCTS - 0.9%
181,000	Kalina	6,362,150
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
140,000	Mobile Telesystems (GDR)	4,498,200
50,000	Mobile Telesystems-SP (ADR)	1,606,500
45,500	Vimpel Communications (ADR)*	2,174,445
8,279,145
Total Investment in Russian Common Stocks	(cost $181,608,465)
393,857,073

Shares	Description	Value
INVESTMENTS IN POLISH COMMON STOCKS - 18.3%
BUILDING PRODUCTS - 1.1%
850,950	Cersanit-Krasnystaw SA	$8,053,329
COMMERCIAL BANKS - 4.8%
150,000	Bank Pekao SA	10,330,913
45,000	BK Prezemyslowo-Handlowy PBK	12,003,306
1,000,000	Pko Bank Polski SA	13,223,569

35,557,788
CONSTRUCTION & ENGINEERING - 0.1%
40,842	Budimex*	873,654
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%
2,920,207	Telekomunikacja Polska	20,064,947
490,000	Telekomunikacja Polska (GDR)	3,356,500
23,421,447
MEDIA - 0.2%
37,700	Tvn*	1,301,306
METAL & MINING - 3.1%
600,000	KGHM Polska Miedz	23,335,710
OIL, GAS & CONSUMABLE FUELS - 4.4%
1,036,102	Polski Koncern Naftowy	20,349,965
149,500	Polski Koncern Naftowy (GDR)	5,763,225
180,000	Polski Koncern Naftowy (GDR)	6,939,000
33,052,190
REAL ESTATE - 1.4%
109,018	Echo Investment*	10,600,052

Total Investments in Polish Common Stocks            (cost $77,928,002)136,195,476

INVESTMENTS IN HUNGARIAN COMMON STOCKS - 5.1%
COMMERCIAL BANKS - 1.6%
360,000	OTP Bank	10,711,957
25,000	OTP Bank (GDR)	1,495,000
12,206,957

The accompanying notes are an integral part of the financial statements.

Page: 7

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS - JULY 31, 2006 (unaudited) (continued)

Shares	Description	Value
OIL, GAS & CONSUMABLE FUELS - 2.5%
110,000	Mol Magyar Olaj-Es Gazipari	$12,188,437
61,000	Mol Magyar Olaj-Es Gazipari (GDR)	6,728,300
18,916,737
PHARMACEUTICALS - 1.0%
30,000	Gedeon Richter	6,339,018
4,300	Gedeon Richter (GDR)	892,250
7,231,268

Total Investments in Hungarian Common Stocks     (cost $11,422,074)38,354,962

INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS - 4.4%
COMMERCIAL BANKS - 0.7%
4,500	Komercni Banka	661,527
89,996	Komercni Banka (GDR)	4,499,800
5,161,327
MULTI-UTILITIES - 3.7%
750,000	Ceske Energeticke Zavody	27,365,319

Total Investments in Czech Republic Common Stocks           (cost $3,984,713)32,526,646

INVESTMENTS IN TURKISH COMMON STOCKS - 9.3%
AUTOMOBILES - 0.6%

1,500,000	Tofas Turk Oromobil Fabrika	4,053,512
BUILDING PRODUCTS - 0.8%
2,278,517	Trakya Cam Sanayii	5,578,175
COMMERCIAL BANKS - 0.5%
750,000	Turkiye Sinai Kalkinma Bank	1,148,829
692,850	Turkiye Vakiflar Bankasi T-D*	2,919,702
4,068,531
CONSTRUCTION & ENGINEERING - 0.9%
600,000	Enka Insaat Ve Sanayi As	4,655,518
250,000	Izocam Ticaret Ve Sanayi As	1,889,632
6,545,150

Shares	Description	Value
CONSTRUCTION MATERIALS - 0.5%
690,000	Akcansa Cimento	$3,369,231
DIVERSIFIED FINANCIAL SERVICES - 3.7%
2,230,549	Akbank	10,742,447
1,416,356	Turkiye Garanti Bankasi*	4,073,800
2,000,000	Turkiye Is Bankasi	10,702,341
1,386,551	Yapi Ve Kredi Bankasi*	2,188,803
27,707,391
FOOD & STAPLES RETAILING - 0.9%
203,200	BIM Birlesik Magazalar*	6,422,207
HOTELS RESTAURANTS & LEISURE - 0.2%
2,200,000	Marmaris Marti Otel Isletmel	1,927,759
INSURANCE - 0.3%
1,020,833	Anadolu Hayat Emeklilik Ord	2,594,760
OIL, GAS & CONSUMABLE FUELS - 0.5%
200,000	Turpras Petrol Rafinerileri	3,779,264
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
683,166	Turkcell Iletisim Hizmetleri	3,061,682

Total Investments in Turkish Common Stocks          (cost $59,198,711)69,107,662

INVESTMENTS IN AUSTRIAN COMMON STOCKS - 4.1%
COMMERCIAL BANKS - 2.2%
285,868	Erste Bank Der Oester Spark	16,476,776
ENERGY EQUIPMENT & SERVICES - 0.2%
90,725	C.A.T. Oil AG	1,817,939
OIL, GAS & CONSUMABLE FUELS - 1.7%
7,750	Bank Austria Credit Transneft	12,623,820

Total Investments In Austrian Common Stocks        (cost $29,861,723)30,918,535

The accompanying notes are an integral part of the financial statements.

Page: 8

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS - JULY 31, 2006 (unaudited) (continued)

Shares	Description	Value
INVESTMENTS IN DUTCH COMMON STOCKS - 0.9%
BEVERAGES - 0.4%
93,000	Efes Breweries International (GDR)	$3,243,840

FOOD & STAPLES RETAILING - 0.5%
219,700	Pyaterochka Holding (GDR)	3,734,900

Total Investments in Dutch Common Stocks            (cost $5,871,109)6,978,740

INVESTMENTS IN CYPRUS COMMON STOCKS - 1.1%
OIL, GAS & CONSUMABLE FUELS - 1.1%
1,050,000	Urals Energy Public Co Ltd (cost $5,541,802)	8,037,435
INVESTMENTS IN VIRGIN ISLANDS (BR) COMMON STOCKS - 1.0%
MULTI-UTILITIES - 1.0%
4,094,119	Renshares Utilities-Rengen (cost $6,511,451)	7,164,708
SECURITIES LENDING COLLATERAL - 6.4%

47,877,887        (cost $47,877,887)Daily Assets Fund Institutional, 5.24%    47,877,887

Total Investments - 103.7% (cost $429,805,937)	771,019,124

Liabilities in excess of cash and other assets - (3.7%)            (27,373,359)

NET ASSETS - 100.0%	$743,645,765

*	Non-income producing security.

144A - Restricted to resale to institutional investors only.

All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $46,939,105, which is 6.3% of the net assets.

Represents collateral held in connection with securities lending. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche

Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

Key

ADR	-	American Depository Receipt

GDR	-	Global Depository Receipt

SDR	-	Swedish Depository Receipt

The accompanying notes are an integral part of the financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe and Russia Fund, a series of Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The Central Europe and Russia Fund, a series of Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date: September 22, 2006